Employee Stock Incentive Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨) shares ₨ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Oct. 10, 2019 Client
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized	[1]	₨ 4,164	₨ 2,897	₨ 1,262
Cash settled RSUs outstanding | Client					561
Effect of Modification			₨ 739
Employee stock option plans and restricted stock unit option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description		one to four years
Weighted-average grant-date fair value of options granted | ₨ / shares		₨ 603.47	₨ 354.78	₨ 260.65
Weighted average share price of options exercised | ₨ / shares		₨ 604.47	₨ 354.45	₨ 267.04
Cash settled RSU financial liabilities		₨ 20	₨ 31
Employee stock option plans and restricted stock unit option [member] | Exercisable Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash settled RSU financial liabilities		₨ 2	₨ 11
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held by Wipro equity reward trust | shares		14,689,729	19,401,215	22,746,081
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted | shares		1,135,949	2,969,860	2,461,500
WARSUP 2004 Plan [member] | Performance based ADS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted | shares		2,941,546	2,376,980	2,524,600

[1]	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.